Goodwill and Intangible Assets (Schedule of Goodwill) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill beginning balance		$ 755,245,000	$ 755,245,000	$ 652,743,000
Acquisitions, net of dispositions			22,312,000	155,080,000
Impairment	$ (298,800,000)		(298,789,000)	(68,004,000)	$ 0
Impact of non-U.S. local currency translation			(9,121,000)	15,426,000
Goodwill ending balance	469,647,000		469,647,000	755,245,000	652,743,000
Operating Segments | Drilling & Downhole
Goodwill [Roll Forward]
Goodwill beginning balance		494,983,000	494,983,000	529,901,000
Acquisitions, net of dispositions			1,753,000	19,571,000
Impairment			(298,789,000)	(68,004,000)
Impact of non-U.S. local currency translation			(6,796,000)	13,515,000
Goodwill ending balance	191,151,000		191,151,000	494,983,000	529,901,000
Operating Segments | Completions
Goodwill [Roll Forward]
Goodwill beginning balance		240,816,000	240,816,000	105,198,000
Acquisitions, net of dispositions		20,559,000		133,914,000
Impairment			0	0
Impact of non-U.S. local currency translation			(2,095,000)	1,704,000
Goodwill ending balance	259,280,000		259,280,000	240,816,000	105,198,000
Operating Segments | Production
Goodwill [Roll Forward]
Goodwill beginning balance		$ 19,446,000	19,446,000	17,644,000
Acquisitions, net of dispositions			0	1,595,000
Impairment			0	0
Impact of non-U.S. local currency translation			(230,000)	207,000
Goodwill ending balance	$ 19,216,000		$ 19,216,000	$ 19,446,000	$ 17,644,000